Employee benefits	12 Months Ended
Mar. 31, 2026
Employee benefits
Employee benefits
19.	Employee benefits*

Provision for employee benefits - non-current

	March 31, 2026	March 31, 2025	March 31, 2024
Gratuity payable	26	47	25
Compensated absences	164	154	135
	190	201	160

*Represents provision based on actuarial valuation.

Provision for employee benefits - current

	March 31, 2026	March 31, 2025	March 31, 2024
Gratuity payable	-	-	-
Compensated absences	49	45	41
	49	45	41

Gratuity cost

The components of gratuity costs recognized in the consolidated income statement for the years ending March 31, 2026, 2025, and March 31, 2024 consist of the following:

	March 31, 2026	March 31, 2025	March 31, 2024
Current service cost	75	70	62
Past service cost	19	-	-
Interest cost	30	28	22
Interest income	(17)	(26)	(20)
	107	72	64

Details of employee benefit obligation and plan asset are as follows:

	March 31, 2026	March 31, 2025	March 31, 2024
Projected benefit obligation at the end of the year	529	446	382
Plan assets at the end of the year	(503)	(399)	(357)
Funded status amount of liability recognized in the balance sheet	26	47	25

The following table set out the status of the gratuity plan:

Change in defined benefit obligation	March 31, 2026	March 31, 2025	March 31, 2024
Projected benefit obligation at the beginning of the year	446	382	299
Current service cost	75	70	62
Past service cost	19	-	-
Interest cost	30	28	22
Remeasurements - Actuarial (gain) / loss	(3)	8	21
Benefits paid	(38)	(42)	(22)
Projected benefit obligation at the end of the year	529	446	382

Change in plan assets	March 31, 2026	March 31, 2025	March 31, 2024
Fair value of plan assets at the beginning of the year	399	357	271
Interest income	17	26	20
Employer contributions	115	53	86
Benefits paid	(38)	(42)	(22)
Return on plan assets, excluding amount recognised in net interest expense	10	5	2
Fair value of plan assets at the end of the year	503	399	357

Actual return on plan assets	27	30	22

Actuarial assumptions at end of the year:

The principal actuarial assumptions as on March 31, 2026, 2025, and 2024 were as follows:

	March 31, 2026		March 31, 2025		March 31, 2024
Discount rate	6.70	% p. a.	6.65	% p. a.	7.15	% p. a.
Expected long term rate of return on plan assets	8%		8%		8%
Average future working lifetime	20.75 years		21.67 years		21.46 years

Discount rate: The discount rate is based on prevailing market yields of GOI securities as at the end of the year for the estimated term of the obligations.

Long-term rate of compensation increase: The estimates of future salary increase considered take into account inflation, seniority, promotion and other factors.

Expected long-term rate of return on plan assets: This is based on the average long-term rate of return expected on investments of the fund during the estimated term of the obligations.

Salary escalation rate: The estimates of future salary increases considered take into account the inflation, seniority, promotion and other relevant factors.

Assumptions regarding future mortality are based on published statistics and mortality tables.

The Group assesses these assumptions with the projected long-term plans of growth and prevalent industry standards.

Contributions: The Group expects to contribute ₹102 to its gratuity fund during the year ending March 31, 2027.

The expected benefit payments to be made in the next few years are as under:

Year	March 31, 2026	March 31, 2025
1 Year	104	80
2 to 5 years	330	276
6 to 10 years	200	177
More than 10 years	106	97

Plan assets: The Gratuity plan’s weighted-average asset allocation on March 31, 2026 and March 31, 2025, by asset category is as follows:

	March 31, 2026	March 31, 2025
Funds managed by insurers	100%	100%

Remeasurements of the net defined benefit liability recognized in other comprehensive income

Amount recognized in other comprehensive income for the years ending March 31, 2026, 2025, and 2024 are as follows:

	March 31, 2026	March 31, 2025	March 31, 2024
Remeasurements of the net defined benefit liability
Actuarial (gain)/loss
- Change in demographic assumptions	-	-	-
- change in financial assumptions	(2)	10	3
- experience variance	(1)	(2)	19
- return on plan assets, excluding amounts recognized in net interest expense/ income	(10)	(5)	(2)
	(13)	3	20

Sensitivity Analysis of significant actuarial assumption

Sensitivity analysis for the defined benefit obligations will increase/ decrease by the amounts mentioned below if there is a variation of 100 basis points in the discount rate and salary escalation rate.

	Discount rate		Salary escalation rate
	Decrease by 100 bps (₹ ‘000000s)	Increase by 100 bps (₹ ‘000000s)	Decrease by 100 bps (₹ ‘000000s)	Increase by 100 bps (₹ ‘000000s)
Present Value of Defined Benefit Obligation	552	506	509	548

The present value of defined benefit obligation has been arrived at using the same method as is used for valuing the defined benefit obligation as per the current assumptions. The increase/decrease in defined benefit obligation has been arrived assuming the other assumptions are constant though such increase/decrease do not happen in isolation in real scenarios.

Contributions to defined contribution plans

In accordance with Indian law, all employees receive benefits from a provident fund, which is a defined contribution plan.  Both the employee and employer make monthly contributions to the plan, each equal to a specified percentage of employee’s basic salary. The Group has no further obligations under the plan beyond its monthly contributions. The Group contributed ₹ 286, ₹ 275 and ₹ 244 for the years ended March 31, 2026, 2025 and 2024. The Group has contributed to 401(K) plans on behalf of eligible employees amounting to ₹ 19 (March 31, 2025: ₹ 19) during the year ended March 31, 2026.